Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Warrants
Warrants
Preferred Stock Warrants
In conjunction with previous long-term debt borrowings, the Company issued warrants to purchase shares of Series A and Series C. As of December 31, 2012, the holders of the Series A warrants and Series C warrants were entitled to purchase a total of 175,000 shares of Series A and 4,586,121 shares of Series C. The warrants could be exercised in whole or in part at any time and included a cashless exercise feature allowing the holder to receive fewer shares of Series A or Series C in exchange for the warrant, rather than paying cash to exercise. The warrants were classified as a liability as of December 31, 2012 in the accompanying condensed consolidated balance sheets.
The fair values of the Series A warrants and Series C warrants were estimated to be $0.1 million and $3.1 million, respectively, at December 31, 2012. The inputs into the fair value model for the warrants, which are discussed in Note 6, “Fair Value Measurements”, were considered Level 3 inputs under ASC 820, Fair Value Measurements and Disclosures. Prior to the closing of the IPO, all changes in the fair value of the warrants were recorded in interest expense in the accompanying condensed consolidated statements of operations. The Company recorded interest expense of $0.1 million and $1.1 million for the nine months ended September 30, 2012 and 2013, respectively, related to the fair value adjustment of the warrants.
Certain Series C warrants that would have otherwise expired upon the closing of the IPO were automatically net exercised for an aggregate of 206,038 shares of Series C, which were then automatically converted into 12,874 shares of common stock upon the closing of the IPO. The remaining warrants to purchase redeemable convertible preferred stock converted into warrants to purchase an aggregate of 216,491 shares of common stock, and the related preferred stock warrant liability at its then fair value of $3.6 million was reclassified to additional paid-in capital upon the closing of the IPO.
In May 2013, a holder of Series A and Series C warrants exercised those warrants on a cashless basis and received 144,631 shares of Series A and 70,320 shares of Series C, respectively, in exchange for the warrants. These shares of Series A and Series C converted into an aggregate of 13,433 shares of common stock upon the closing of the IPO.
Common Stock Warrants
In 2007 and 2008, in conjunction with the issuance of the Series C, the Company also issued warrants to purchase 1,616,113 shares of common stock, of which 958,019 and 658,094 have exercise prices per share of $16.00 and $10.96, respectively. The 2007 and 2008 warrants expire in 2014 and 2015, respectively. The warrants may be exercised in whole or in part at any time and include a cashless exercise feature, which allows the holder to receive fewer shares of common stock in exchange for the warrant rather than paying cash to exercise.
In June 2013, the holder of a warrant to purchase common stock executed a cashless exercise and received 194,885 shares of common stock in exchange for the warrant.
In September 2013, the holder of a warrant to purchase common stock executed a cashless exercise and received 6,511 shares of common stock in exchange for the warrant.

Warrants
Preferred Stock Warrants
In conjunction with previous long-term debt borrowings, the Company issued warrants to purchase shares of Series A and Series C. As of December 31, 2012, the holders of the Series A and Series C warrants were entitled to purchase a total of 175,000 shares of Series A and 4,586,121 shares of Series C. The warrants may be exercised in whole or in part at any time and include a cashless exercise feature, which allows the holder to receive fewer shares of Series A or Series C in exchange for the warrant rather than paying cash to exercise. The warrants are classified as a liability in the accompanying consolidated balance sheets and adjusted to fair value each period due to the fact that they are currently exercisable into redeemable securities.
The fair value of the Series A warrants was estimated to be $0.1 million and $0.1 million at December 31, 2011 and 2012, respectively. The fair value of the Series C warrants was estimated to be $0.5 million and $3.1 million at December 31, 2011 and 2012, respectively. The inputs into the fair value model for the warrants are considered Level 3 inputs under ASC 820, Fair Value Measurements and Disclosures. The inputs and valuation techniques used to measure the fair value of the Series A and C stock warrants are discussed in Note 2.
In March 2012, the Company amended a Series A warrant agreement for the purchase of 168,750 shares of redeemable convertible preferred stock to extend the expiration date from March 2012 to June 2012. In June 2012, the holder of this warrant executed a cashless exercise and received 95,380 shares of Series A redeemable convertible preferred stock in exchange for the warrant.
For the years ended December 31, 2010, 2011 and 2012, all changes in the fair value of the warrants were recorded as a component of other (expense) income. The Company recorded other expense of $47,000, $0.3 million and $5,000 for the years ended December 31, 2010, 2011 and 2012, respectively, related to the fair value adjustment of the warrants.
Common Stock Warrants
In 2007 and 2008, in conjunction with the Series C funding, the Company issued warrants to purchase 1,616,113 shares of common stock, of which 958,019 and 658,094 have an exercise price per share of $16.00 and $10.96, respectively. The warrants expire in 2014 and 2015. The warrants may be exercised in whole or in part at any time and include a cashless exercise feature, which allows the holder to receive fewer shares of common stock in exchange for the warrant rather than paying cash to exercise.